Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Entity Registrant Name	Horizon Therapeutics Public Ltd Co
Security Exchange Name	NASDAQ
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001492426
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Incorporation State Country Code	L2
Entity File Number	001-35238
Entity Address, Address Line One	70 Saint Stephen’s Green
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 E2X4
Entity Address, Country	IE
City Area Code	011-353-1
Local Phone Number	772-2100
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	HZNP